Share-Based Compensation - Schedule of Share-based Payment Award Stock Options Valuation Assumptions (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years	5 years 10 months 24 days
Risk-free interest rate	3.80%	2.20%
Expected volatility	86.70%	79.90%
Dividend yield	$ 0	$ 0
Weighted-average grant date fair value	$ 0.81	$ 0.43
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)			6 years	6 years
Risk-free interest rate			2.90%	1.00%
Expected volatility			82.00%	80.50%
Weighted-average grant date fair value			$ 0.31	$ 1.2
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)			1 year 2 months 12 days	1 year 3 months 18 days
Risk-free interest rate			2.80%	0.20%
Expected volatility			79.20%	74.60%
Weighted-average grant date fair value			$ 0.22	$ 0.78